Note 14 - Investments Accounted for Using The Equity Method	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
1
4
.

Investments
accounted for using the
equity
metho
d

		As at June 30		As at March 31
(US dollars in thousands)	% Owned	20 20	2019	2019	2018
Innovative Solar Ventures I, LLC	50%	8,225	-	-	14,147
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	-	-
US-NC-47 Sponsor Partner, LLC	10%	-	-	-	-
Total		8,225	-	-	14,147

In
April 2017,
the Company entered into a
50%
joint venture with an early-stage solar development company, Innovative Solar Systems, LLC, to develop a diversified portfolio of
38
utility-scale solar projects in
9
different states, representing a total electricity generating capacity of approximately
1.8
gigawatts, through an investment entity called Innovative Solar Ventures I, LLC (the “ISS Joint Venture”).

Under the terms of the ISS Joint Venture, the Company has committed to invest
$14.1
million in the ISS Joint Venture for its
50%
equity interest, after reducing the commitment by
$0.8
million in potential brokerage commissions that have
not
been required and which have been credited towards the Company's commitment. The
$14.1
million commitment is allocated to each of the projects based on monthly capital contributions determined with reference to completion of specific project development milestones under an approved development budget for the ISS Joint Venture. To
June 30, 2020,
the Company contributed
$13.1
million of the
$14.1
million commitment to the ISS Joint Venture, leaving a remaining capital commitment at
June 30, 2020,
of
$1.1
million, which is recorded in trade and other payables. Three projects within the portfolio were discontinued in the year ended
June 30, 2020,
resulting in a write off of capitalized costs of
$1.2
million related to those projects, as shown in Note
5.

The joint venture was accounted for as an investment under the equity method at
March 31,
2018.During
the year ended
March 31, 2019,
the Company made the decision to sell its portfolio of solar projects held within the ISS Joint Venture, and the Joint Venture assets were reclassified as assets held for sale. In the year ended
June 30, 2020,
sale of the entire portfolio was
not
successful. The Company has commenced a process to take control of the portfolio from the Joint Venture partner, and this is expected to result in a slower project realization timeframe, Accordingly, the portion of the investment that is expected to be realized in near term sales within
12
months has remained in assets held for sale. The remainder of the portfolio has been reclassified back to investments accounted for under the equity method.

Costs of
$1.1
million associated with a detailed review of the portfolio and sales campaign have been expensed as a restructuring and other non-recurring cost, as described in Note
7.